Exceptional items	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Exceptional items
6. Exceptional items

	2019 $m	2018 $m	2017 Restated $m
Operating exceptional items :

Administrative expenses:

Acquisition and integration costs	(7)	(15)	(15)

Litigation	(28)	(18)	—

Reorganisation costs	(20)	(56)	(36)

Pension settlement cost	—	(15)	—

	(55)	(104)	(51)

Other operating income and expenses:

Gain on disposal of equity securities measured at fair value (note 17 )	—	—	73

	—	—	73

Impairment charges:
Goodwill (note 13)	(49)	—	—
Management agreements (note 13 )	(50)	—	—

Right-of-use assets (note 15)	(32)	—	—
Associates (note 16 )	—	—	(18)

	(131)	—	(18)

Total operating exceptional items	(186)	(104)	4

Fair value gains on contingent purchase consideration (note 25)	38	—	—
Exceptional items before tax	(148)	(104)	4
Tax :

Tax on exceptional items	20	22	(2)

Exceptional tax	—	5	87

Total tax (note 8)	20	27	85

Operating exceptional items analysed as:

Americas	(62)	(36)	37

EMEAA	(109)	(12)	(4)

Greater China	—	(1)	—

Central	(15)	(55)	(29)

	(186)	(104)	4

Acquisition and integration costs
Relates to the acquisition
s
of Six Senses, Regent and the UK portfolio (see note 11) and, in 2017, related to the cost of integrating Kimpton which was acquired on 16 January 2015.
Litigation
In 2019, primarily represents management’s best estimate of a settlement in respect of a lawsuit filed against the Group in the Americas region, together with the cost of an arbitration award made against the Group in the EMEAA region.
In 2018,
primarily

related
to a material settlement agreed in respect of a lawsuit filed against the Group in the Americas region, together with associated legal fees.
Reorganisation costs
In September 2017, the Group launched a comprehensive efficiency programme to fund a series of new strategic initiatives to drive an acceleration in IHG’s future growth. The programme is centred around strengthening the Group’s organisational structure to redeploy resources to leverage scale in the highest opportunity markets and segments. The programme was completed in 2019. The cost includes consultancy fees of $
6
m (2018: $
25
m
, 2017: $24m
) and severance costs of $
8
m (2018: $
18
m
, 2017: $8m
). An additional $
28
m (2018: $
47
m
, 2017: $9m
) has been charged to the System Fund.
Pension settlement cost
Arose from the termination of the US funded Inter-Continental Hotels Pension Plan (see note
27
).
Tax on exceptional items
In 201
9
, comprises a current tax credit of $4m on reorganisation costs (
2018: $
11m
,
2017: $13m), a $6m
deferred
 tax credit in respect of litigation costs
 (2018: $5m current tax credit), a $1m deferred tax charge representing the net tax impact of the right-of-use asset impairment and the fair value gain on contingent purchase consideration, a $13m deferred tax credit in relation to the management agreement impairment and a $2m prior year deferred tax charge relating to a 2014 disposal. Additionally, in 2018 there was a $6m tax credit ($5m current tax and $1m deferred tax) arising from the US pension settlement, a $2m current tax credit in respect of acquisition and integration
costs
(2017: deferred tax credit $6m)
and a $2m prior year current tax charge on the
2017
sale of a minority investment (2017: $28m).
Additionally in
2017 there was a $7m deferred tax credit in respect of the impairment charge relating to the InterContinental Barclay associate.
Exceptional
t
ax
In 2018,
related
to a
$5m
tax credit in
regard to

US tax reform
 impacts
. 2017 has been restated to reflect the
re-measurement
arising from the significant US tax reform on the deferred taxes created by IFRS 16. The 2017 restated amounts include
$32m current tax charge and
$109m deferred tax credit as a result of the US tax reform and a $10m deferred tax credit representing a reduction in the Group’s unremitted earnings provision.
All items above relate to continuing operations.

LOGO	The above items are treated as exceptional by reason of their size or nature, as further described on page 145.